Investments in Affiliates	12 Months Ended
Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Investments in Affiliates

(8) Investments in Affiliates

As of December 31, 2021 and 2022, the Group’s investments accounted for under the equity method were as follows:

	As of December 31,
	2021	2022
	RMB	RMB
CNFinance	329,158	—
Others	6,650	4,035
Total	335,808	4,035

Investment in CNFinance Holdings Limited (“CNFinance”)

The Group invested 18.5% equity interest of CNFinance after CNFinance’s listing in New York Stock Exchange “NYSE” (symbol: CNF) on November 7, 2018. CNFinance is a leading home equity loan service provider incorporated in the Cayman Islands and based in Guangzhou, PRC. Investment in CNFinance is accounted for using the equity method as the Group has significant influence by the right to nominate one board member out of seven.

On May 27, 2022 (the “Declare Date”), the board of directors authorized and approved the Group’s distribution of 252,995,600 ordinary shares of CNFinance to its shareholders on a pro rata basis. The distribution was completed on June 28, 2022, after which the Group’s equity stake in CNFinance decreased from approximately 18.5% to approximately 0.01%. Upon the completion of the distribution, the Company ceased to account for the remaining equity investment in CNFinance using equity method as the Company no longer has significant influence over this investee. For the year ended December 31, 2022, due to the continued decline in the share price of CNFinance, the Group recognized an other-than-temporary impairment of RMB78,277 (for the year ended December 31, 2021 RMB29,316) to reduce the carrying value of the investment to reflect the market value of the shares held by the Group up to the date of disposal.

The summarized financial information of equity method investees is illustrated as below:

As of December 31, 2021
RMB
Statements of Balance Sheet
Total assets	14,883,038
Total liabilities	10,783,449

	Year Ended December 31,
	2020	2021
Results of Operation	RMB	RMB
Income from operations	115,656	1,462
Net profit (loss)	89,820	(7,089)

Upon the completion of the disposal of CNFinance, the remaining two investees did not meet the significance test in accordance with SEC Regulation S-X, Rule 1-02(w) (i.e., the asset, investment, or income test). In accordance with SEC Regulation S-X, Rules 4-08(g), the Group did not disclose the investee’s summarized financial information for the year ended December 31, 2022.